Quarterly Holdings Report
for
Fidelity® SAI International Credit Fund
March 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ICR-NPRT1-0526
1.9908917.103
Foreign Government and Government Agency Obligations - 12.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Australian Commonwealth 1.25% 5/21/2032	AUD	11,215,000	6,320,999
Australian Commonwealth 1.75% 11/21/2032 (d)	AUD	3,500,000	2,005,029
Australian Commonwealth 3.5% 12/21/2034 (d)	AUD	2,500,000	1,555,527
Australian Commonwealth 3.75% 5/21/2034 (d)	AUD	3,900,000	2,491,739
TOTAL AUSTRALIA			12,373,294
CANADA - 3.9%
Canadian Government 1.5% 12/1/2031	CAD	26,810,000	17,618,873
Canadian Government 1.5% 6/1/2031	CAD	22,775,000	15,117,546
Canadian Government 2% 6/1/2032	CAD	29,270,000	19,627,095
Canadian Government 2.5% 12/1/2032	CAD	25,550,000	17,548,369
Canadian Government 2.75% 6/1/2033	CAD	165,000	114,580
Canadian Government 3% 6/1/2034	CAD	8,675,000	6,078,435
Canadian Government 3.25% 12/1/2033	CAD	6,200,000	4,435,296
TOTAL CANADA			80,540,194
JAPAN - 3.9%
Japan Government 0.1% 9/20/2028	JPY	1,748,550,000	10,664,791
Japan Government 0.9% 9/1/2027	JPY	2,110,000,000	13,233,066
Japan Government 1.3% 3/1/2028	JPY	2,984,500,000	18,784,534
Japan Government Treasury Bills 0% 5/18/2026 (i)	JPY	3,213,600,000	20,229,137
Japan Government Treasury Bills 0% 6/15/2026 (i)	JPY	1,334,150,000	8,392,346
Japan Government Treasury Bills 0% 6/22/2026 (i)	JPY	1,657,200,000	10,422,470
TOTAL JAPAN			81,726,344
MULTI-NATIONAL - 2.6%
European Union 3.375% 12/12/2035 (d)	EUR	24,087,000	27,804,543
European Union 3.75% 10/12/2045 (d)	EUR	4,710,000	5,307,551
European Union 4% 4/4/2044 (d)	EUR	17,165,000	20,110,932
TOTAL MULTI-NATIONAL			53,223,026
ROMANIA - 1.1%
Romanian Republic 2.124% 7/16/2031 (d)	EUR	2,425,000	2,405,592
Romanian Republic 5% 3/4/2033 (h)	EUR	6,210,000	6,697,811
Romanian Republic 5.875% 7/11/2032 (d)	EUR	7,090,000	8,282,049
Romanian Republic 6.375% 9/18/2033 (d)	EUR	4,115,000	4,881,176
TOTAL ROMANIA			22,266,628
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $254,144,719)			250,129,486

Non-Convertible Corporate Bonds - 57.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 2.2%
Financials - 1.9%
Banks - 1.6%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(d)	GBP	8,265,000	10,654,031
Commonwealth Bank of Australia 2.688% 3/11/2031 (h)		6,940,000	6,279,634
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(d)	EUR	6,965,000	7,888,552
National Australia Bank Ltd 3.612% 1/22/2036 (b)(d)	EUR	6,450,000	7,300,909
			32,123,126
Financial Services - 0.1%
Cimic Finance Ltd 1.5% 5/28/2029 (d)	EUR	2,404,000	2,581,724
Insurance - 0.2%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(d)	GBP	3,914,000	4,852,104
TOTAL FINANCIALS			39,556,954
Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	9,090,000	6,326,459
TOTAL AUSTRALIA			45,883,413
AUSTRIA - 0.2%
Materials - 0.2%
Containers & Packaging - 0.2%
Mondi Finance PLC 3.375% 5/23/2031 (d)	EUR	2,820,000	3,166,204
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (d)	EUR	1,625,000	1,870,068
TOTAL AUSTRIA			5,036,272
BELGIUM - 1.3%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut Services NV 4.25% 8/19/2031 (d)	EUR	8,800,000	10,255,044
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Fluxys SA 4% 11/28/2030 (d)	EUR	9,900,000	11,498,560
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Shurgard Luxembourg Sarl 4% 5/27/2035 (d)	EUR	5,000,000	5,524,055
TOTAL BELGIUM			27,277,659
CANADA - 1.8%
Financials - 1.8%
Banks - 1.8%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(d)	EUR	15,495,000	17,617,080
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		2,400,000	2,367,860
Royal Bank of Canada 3.125% 9/27/2031 (b)(d)	EUR	7,850,000	8,897,042
Toronto Dominion Bank 3.357% 9/22/2032 (d)	EUR	7,925,000	8,944,203

TOTAL CANADA			37,826,185
CZECH REPUBLIC - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
CPI Property Group SA 6% 1/27/2032 (d)	EUR	7,125,000	7,823,660
DENMARK - 1.3%
Consumer Staples - 0.5%
Beverages - 0.2%
Carlsberg Breweries A/S 3.25% 2/28/2032 (d)	EUR	4,125,000	4,663,694
Tobacco - 0.3%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (d)	EUR	5,250,000	6,242,745
TOTAL CONSUMER STAPLES			10,906,439
Financials - 0.8%
Banks - 0.8%
Danske Bank A/S 3.875% 1/9/2032 (b)(d)	EUR	10,125,000	11,817,767
Jyske Bank A/S 5.125% 5/1/2035 (b)(d)	EUR	3,073,000	3,664,127
TOTAL FINANCIALS			15,481,894
TOTAL DENMARK			26,388,333
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (d)	EUR	2,090,000	2,255,921
Citycon Treasury BV 5.375% 7/8/2031 (d)	EUR	3,545,000	3,774,309

TOTAL FINLAND			6,030,230
FRANCE - 5.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.4%
Orange SA 4.75% 1/13/2033 (h)		2,763,000	2,732,115
Orange SA 5% 1/13/2036 (h)		4,800,000	4,714,693
			7,446,808
Media - 0.2%
Publicis Groupe SA 3.375% 6/12/2032 (d)	EUR	4,300,000	4,823,695
TOTAL COMMUNICATION SERVICES			12,270,503
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Valeo SE 4.625% 3/23/2032 (d)	EUR	2,600,000	2,911,670
Automobiles - 0.6%
RCI Banque SA 4.75% 3/24/2037 (b)(d)	EUR	2,400,000	2,688,056
RCI Banque SA 5.5% 10/9/2034 (b)(d)	EUR	8,500,000	9,960,574
			12,648,630
TOTAL CONSUMER DISCRETIONARY			15,560,300
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA 3.75% 2/4/2037 (d)	EUR	5,400,000	5,952,615
Financials - 1.9%
Banks - 1.9%
BNP Paribas SA 2.159% 9/15/2029 (b)(h)		4,560,000	4,295,780
BNP Paribas SA 3.945% 2/18/2037 (b)(d)	EUR	12,600,000	14,239,400
BNP Paribas SA 5.786% 1/13/2033 (b)(h)		3,551,000	3,668,262
BPCE SA 5.716% 1/18/2030 (b)(h)		10,945,000	11,219,124
Societe Generale SA 6.691% 1/10/2034 (b)(h)		5,340,000	5,703,290
TOTAL FINANCIALS			39,125,856
Utilities - 1.7%
Electric Utilities - 0.6%
Electricite de France SA 5.5% 1/25/2035 (d)	GBP	7,600,000	9,628,640
Electricite de France SA 6.125% 6/2/2034 (d)	GBP	2,100,000	2,786,949
			12,415,589
Multi-Utilities - 1.1%
Engie SA 3.875% 3/6/2036 (d)	EUR	1,600,000	1,826,807
Engie SA 4.25% 9/6/2034 (d)	EUR	8,000,000	9,462,268
Veolia Environnement SA 3.324% 6/17/2032 (d)	EUR	10,600,000	11,955,817
			23,244,892
TOTAL UTILITIES			35,660,481
TOTAL FRANCE			108,569,755
GERMANY - 11.2%
Consumer Discretionary - 0.9%
Automobile Components - 0.9%
Robert Bosch GmbH 4.375% 6/2/2043 (d)	EUR	2,600,000	2,876,477
Schaeffler AG 5.375% 4/1/2031 (d)	EUR	3,200,000	3,746,187
ZF Europe Finance BV 4.75% 1/31/2029 (d)	EUR	2,100,000	2,353,944
ZF Europe Finance BV 5.5% 2/17/2032 (d)	EUR	4,300,000	4,693,209
ZF Europe Finance BV 7% 6/12/2030 (d)	EUR	3,600,000	4,246,179
TOTAL CONSUMER DISCRETIONARY			17,915,996
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (d)	EUR	2,890,000	3,429,311
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vier Gas Transport GmbH 3.625% 9/8/2033 (d)	EUR	7,000,000	7,924,494
Financials - 4.2%
Banks - 0.5%
Commerzbank AG 3.625% 1/14/2032 (b)(d)	EUR	3,100,000	3,554,203
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(d)	EUR	3,400,000	3,861,274
Volkswagen Bank GmbH 3.5% 6/19/2031 (d)	EUR	4,300,000	4,883,082
			12,298,559
Financial Services - 3.7%
KfW 0% 11/9/2028 (d)	EUR	11,096,000	11,965,481
KfW 0.75% 1/15/2029 (d)	EUR	26,974,000	29,530,327
KfW 1.125% 3/31/2037 (d)	EUR	14,700,000	13,619,566
KfW 2.75% 1/17/2035 (d)	EUR	10,364,000	11,622,669
KfW 4% 3/15/2029		9,475,000	9,522,353
			76,260,396
TOTAL FINANCIALS			88,558,955
Health Care - 1.2%
Pharmaceuticals - 1.2%
Bayer US Finance LLC 6.375% 11/21/2030 (h)		8,930,000	9,390,830
Bayer US Finance LLC 6.5% 11/21/2033 (h)		15,465,000	16,446,806
TOTAL HEALTH CARE			25,837,636
Industrials - 0.5%
Machinery - 0.5%
KION Group AG 4.125% 3/24/2031 (d)	EUR	8,966,000	10,247,186
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG 3.5% 2/16/2034 (d)	EUR	5,600,000	6,291,255
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Aroundtown SA 3.625% 4/10/2031 (d)	GBP	4,805,000	5,643,999
LEG Immobilien SE 3.875% 1/20/2035 (d)	EUR	5,300,000	5,839,920
Sirius Real Estate Ltd 4% 1/22/2032 (d)	EUR	3,400,000	3,853,468
TOTAL REAL ESTATE			15,337,387
Utilities - 2.8%
Electric Utilities - 2.2%
Amprion GmbH 0.625% 9/23/2033 (d)	EUR	5,400,000	4,949,759
Amprion GmbH 3.625% 5/21/2031 (d)	EUR	6,500,000	7,505,341
Amprion GmbH 4.125% 9/7/2034 (d)	EUR	6,000,000	7,000,737
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(d)	EUR	7,200,000	7,808,411
EnBW International Finance BV 3.75% 11/20/2035 (d)	EUR	10,210,000	11,687,430
EnBW International Finance BV 5.7923% 2/26/2036 (d)	AUD	8,820,000	5,883,750
			44,835,428
Independent Power and Renewable Electricity Producers - 0.6%
RWE Finance US LLC 5.125% 9/18/2035 (h)		4,005,000	3,893,680
RWE Finance US LLC 5.875% 4/16/2034 (h)		9,363,000	9,678,744
			13,572,424
TOTAL UTILITIES			58,407,852
TOTAL GERMANY			233,950,072
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(d)		2,803,000	2,671,220
IRELAND - 0.1%
Materials - 0.1%
Containers & Packaging - 0.1%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	1,340,000	1,517,655
ITALY - 1.1%
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC Finance BV 4% 10/1/2033 (d)	EUR	5,680,000	6,632,931
Utilities - 0.8%
Electric Utilities - 0.5%
ENEL Finance International NV 4.375% 9/30/2030 (h)		2,695,000	2,646,899
ENEL Finance International NV 5.5% 6/26/2034 (h)		5,595,000	5,683,280
Enel SpA 3.375% (b)(c)(d)	EUR	2,250,000	2,594,759
			10,924,938
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (h)		5,999,000	6,109,937
TOTAL UTILITIES			17,034,875
TOTAL ITALY			23,667,806
JAPAN - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (d)	EUR	2,950,000	3,379,022
NTT Finance Corp 4.876% 7/16/2030 (h)		580,000	583,666
TOTAL COMMUNICATION SERVICES			3,962,688
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.856% 6/15/2035 (h)		7,440,000	7,807,468
TOTAL JAPAN			11,770,156
LUXEMBOURG - 3.4%
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	859,900	144,159
Real Estate - 3.4%
Diversified REITs - 0.5%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (d)	EUR	9,740,000	10,804,765
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (d)	EUR	5,140,000	5,905,299
Real Estate Management & Development - 2.6%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (d)	EUR	3,485,000	3,933,596
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (d)	EUR	5,570,000	5,856,467
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (d)	EUR	6,607,000	7,204,715
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (d)	EUR	6,355,000	7,043,054
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (d)	EUR	5,270,000	6,226,886
Logicor Financing Sarl 1.625% 1/17/2030 (d)	EUR	5,275,000	5,552,119
Logicor Financing Sarl 2% 1/17/2034 (d)	EUR	8,135,000	7,766,957
Logicor Financing Sarl 3.75% 7/14/2032 (d)	EUR	1,700,000	1,894,102
P3 Group Sarl 3.75% 4/2/2033 (d)	EUR	3,290,000	3,644,479
P3 Group Sarl 4% 4/19/2032 (d)	EUR	5,205,000	5,903,097
			55,025,472
TOTAL REAL ESTATE			71,735,536
TOTAL LUXEMBOURG			71,879,695
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 5.95% 1/28/2031		13,495,000	12,907,293
MULTI-NATIONAL - 1.4%
Financials - 1.4%
Banks - 1.4%
European Investment Bank 0.01% 11/15/2035 (d)	EUR	1,965,000	1,674,805
European Investment Bank 2.875% 1/12/2033 (d)	EUR	1,875,000	2,145,480
European Investment Bank 2.875% 6/18/2035 (d)	EUR	23,320,000	26,192,070

TOTAL MULTI-NATIONAL			30,012,355
NETHERLANDS - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (d)	EUR	1,900,000	2,165,082
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
REWE International Finance BV 4.875% 9/13/2030 (d)	EUR	6,600,000	7,967,904
Financials - 0.9%
Banks - 0.9%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (d)	EUR	3,900,000	3,992,560
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(h)		3,845,000	3,990,740
ING Groep NV 3% 8/17/2031 (b)(d)	EUR	10,000,000	11,225,665
TOTAL FINANCIALS			19,208,965
TOTAL NETHERLANDS			29,341,951
POLAND - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
GTC Finance DAC 6.5% 10/15/2030 (d)	EUR	8,400,000	8,584,822
SPAIN - 1.1%
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		11,600,000	12,054,182
CaixaBank SA 3.625% 9/19/2032 (b)(d)	EUR	3,300,000	3,787,446
CaixaBank SA 6.84% 9/13/2034 (b)(h)		6,210,000	6,763,253

TOTAL SPAIN			22,604,881
SWEDEN - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Akelius Residential Ab 3.95% 3/25/2031 (d)	EUR	3,200,000	3,616,935
Heimstaden Bostad AB 3.875% 11/5/2029 (d)	EUR	4,565,000	5,218,809
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (d)	EUR	4,355,000	4,749,524

TOTAL SWEDEN			13,585,268
SWITZERLAND - 1.8%
Financials - 1.7%
Capital Markets - 1.3%
UBS Group AG 2.875% 4/2/2032 (b)(d)	EUR	6,790,000	7,538,537
UBS Group AG 4.125% 6/9/2033 (b)(d)	EUR	11,045,000	12,902,766
UBS Group AG 4.75% 3/17/2032 (b)(d)	EUR	5,630,000	6,790,214
			27,231,517
Insurance - 0.4%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(d)		4,125,000	4,130,431
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(d)		3,810,000	3,400,188
			7,530,619
TOTAL FINANCIALS			34,762,136
Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (d)	EUR	1,655,000	1,890,262
TOTAL SWITZERLAND			36,652,398
UNITED KINGDOM - 15.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
BT Finance PLC 3.375% 11/17/2032 (d)	EUR	5,175,000	5,817,387
Consumer Discretionary - 1.5%
Broadline Retail - 0.6%
John Lewis PLC 4.25% 12/18/2034 (d)	GBP	6,267,000	6,863,494
Marks & Spencer PLC 5.125% 8/18/2032 (d)	GBP	3,900,000	5,024,310
			11,887,804
Hotels, Restaurants & Leisure - 0.2%
IHG Finance LLC 3.375% 9/10/2030 (d)	EUR	2,650,000	2,996,230
Whitbread Group PLC 2.375% 5/31/2027 (d)	GBP	2,745,000	3,505,882
			6,502,112
Household Durables - 0.7%
Berkeley Group PLC/The 2.5% 8/11/2031 (d)	GBP	12,292,000	13,705,187
TOTAL CONSUMER DISCRETIONARY			32,095,103
Consumer Staples - 1.6%
Tobacco - 1.6%
BAT International Finance PLC 4.125% 4/12/2032 (d)	EUR	10,790,000	12,568,246
Imperial Brands Finance PLC 3.875% 2/12/2034 (d)	EUR	11,600,000	12,978,378
Imperial Brands Finance PLC 4.875% 6/7/2032 (d)	GBP	6,290,000	7,940,847
TOTAL CONSUMER STAPLES			33,487,471
Financials - 5.3%
Banks - 4.1%
Barclays PLC 3.543% 8/14/2031 (b)(d)	EUR	11,070,000	12,649,297
HSBC Holdings PLC 3.608% 12/1/2033 (b)(d)	EUR	3,255,000	3,687,006
HSBC Holdings PLC 4.787% 3/10/2032 (b)(d)	EUR	5,510,000	6,649,612
HSBC Holdings PLC 4.856% 5/23/2033 (b)(d)	EUR	8,235,000	9,972,204
HSBC Holdings PLC 6.254% 3/9/2034 (b)		2,815,000	2,982,907
HSBC Holdings PLC 8.201% 11/16/2034 (b)(d)	GBP	1,285,000	1,831,412
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(d)	EUR	11,495,000	13,847,894
NatWest Group PLC 2.105% 11/28/2031 (b)(d)	GBP	5,479,000	7,159,303
NatWest Group PLC 7.416% 6/6/2033 (b)(d)	GBP	12,723,000	17,402,895
Standard Chartered PLC 3.864% 3/17/2033 (b)(d)	EUR	5,215,000	5,974,643
Virgin Money UK PLC 7.625% 8/23/2029 (b)(d)	GBP	1,990,000	2,773,256
			84,930,429
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (d)	EUR	6,855,000	7,764,296
Financial Services - 0.2%
Nationwide Building Society 4% 7/30/2035 (b)(d)	EUR	3,360,000	3,844,547
Insurance - 0.6%
Admiral Group PLC 8.5% 1/6/2034 (d)	GBP	8,315,000	12,261,229
TOTAL FINANCIALS			108,800,501
Industrials - 1.2%
Ground Transportation - 0.5%
Mobico Group PLC 4.875% 9/26/2031 (d)	EUR	11,785,000	10,585,949
Transportation Infrastructure - 0.7%
Heathrow Funding Ltd 6% 3/5/2032 (d)	GBP	10,140,000	13,418,826
TOTAL INDUSTRIALS			24,004,775
Real Estate - 0.4%
Office REITs - 0.4%
Great Portland Estates PLC 5.375% 9/25/2031 (d)	GBP	5,760,000	7,491,090
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (d)	EUR	870,000	1,001,722
TOTAL REAL ESTATE			8,492,812
Utilities - 5.1%
Electric Utilities - 0.9%
London Power Networks PLC 3.837% 6/11/2037 (d)	EUR	4,240,000	4,782,633
NGG Finance PLC 2.125% 9/5/2082 (b)(d)	EUR	7,646,000	8,666,859
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (d)	EUR	5,235,000	5,924,507
			19,373,999
Water Utilities - 4.2%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (d)	GBP	3,200,000	4,098,437
Anglian Water Services Financing PLC 5.875% 6/20/2031 (d)	GBP	2,055,000	2,732,002
Anglian Water Services Financing PLC 6.25% 9/12/2044 (d)	GBP	600,000	724,796
Anglian Water Services Financing PLC 6.293% 7/30/2030 (d)	GBP	7,155,000	9,681,494
Northumbrian Water Finance PLC 4.5% 2/14/2031 (d)	GBP	9,245,000	11,645,670
Northumbrian Water Finance PLC 5.625% 4/29/2033 (d)	GBP	4,625,000	5,988,409
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (d)	EUR	4,785,000	5,410,010
South West Water Finance PLC 5.25% 9/15/2031 (d)	GBP	6,525,000	8,457,672
South West Water Finance PLC 5.75% 12/11/2032 (d)	GBP	3,735,000	4,937,240
SW Finance I PLC 6.875% 8/7/2032 (d)	GBP	8,325,000	11,198,241
SW Finance I PLC 7.375% 12/12/2041 (d)	GBP	2,816,000	3,675,744
Wessex Water Services Finance PLC 6.125% 9/19/2034 (d)	GBP	5,095,000	6,689,603
Yorkshire Water Finance PLC 5.5% 4/28/2035 (d)	GBP	3,128,000	3,866,879
Yorkshire Water Finance PLC 6% 7/22/2033 (d)	GBP	6,175,000	8,084,073
			87,190,270
TOTAL UTILITIES			106,564,269
TOTAL UNITED KINGDOM			319,262,318
UNITED STATES - 5.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	940,000	1,035,063
Alphabet Inc 3.875% 5/6/2045	EUR	1,000,000	1,076,675
Alphabet Inc 4% 5/6/2054	EUR	700,000	739,733
TOTAL COMMUNICATION SERVICES			2,851,471
Consumer Discretionary - 1.2%
Automobiles - 0.4%
Stellantis Finance US Inc 5.75% 3/18/2030 (h)		8,969,000	8,920,212
Broadline Retail - 0.5%
Amazon.com Inc 3.7% 3/16/2035	EUR	7,900,000	9,063,006
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp 3.5% 5/21/2032 (d)	EUR	5,480,000	6,252,697
TOTAL CONSUMER DISCRETIONARY			24,235,915
Consumer Staples - 0.7%
Tobacco - 0.7%
Philip Morris International Inc 3.25% 6/6/2032	EUR	13,070,000	14,704,890
Financials - 1.6%
Banks - 0.3%
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	4,395,000	4,998,431
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(d)	EUR	900,000	1,033,440
			6,031,871
Capital Markets - 0.4%
Blackstone Private Credit Fund 4.875% 4/14/2026 (d)	GBP	2,494,000	3,300,494
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	950,000	1,088,345
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	4,120,000	4,737,679
			9,126,518
Consumer Finance - 0.9%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	4,605,000	5,339,708
Ford Motor Credit Co LLC 5.875% 11/7/2029		3,940,000	3,989,212
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	3,090,000	4,084,687
Stellantis Financial Services US Corp 5.4% 9/15/2030 (h)		5,822,000	5,716,862
			19,130,469
TOTAL FINANCIALS			34,288,858
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	2,930,000	3,398,926
Software - 0.2%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	4,341,000	4,799,062
TOTAL INFORMATION TECHNOLOGY			8,197,988
Real Estate - 1.0%
Diversified REITs - 0.0%
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	347,326
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	4,425,000	4,920,759
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	5,060,000	5,690,972
Specialized REITs - 0.5%
American Tower Corp 3.625% 5/30/2032	EUR	8,495,000	9,672,923
TOTAL REAL ESTATE			20,631,980
Utilities - 0.3%
Electric Utilities - 0.3%
Duke Energy Corp 3.85% 6/15/2034	EUR	4,333,000	4,916,605
Southern Co/The 1.875% 9/15/2081 (b)	EUR	1,211,000	1,356,407
TOTAL UTILITIES			6,273,012
TOTAL UNITED STATES			111,184,114
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,187,632,418)			1,194,427,511

Preferred Securities - 1.6%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 3.75% (b)(c)(d)	EUR	2,040,000	2,072,003
FINLAND - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj 7.875% (b)(c)(d)	EUR	3,097,000	2,981,332
GERMANY - 0.9%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen International Finance NV 3.748% (b)(c)(d)	EUR	100,000	115,409
Volkswagen International Finance NV 3.875% (b)(c)(d)	EUR	8,700,000	9,965,037
TOTAL CONSUMER DISCRETIONARY			10,080,446
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aroundtown Finance Sarl 7.875% (b)(c)		3,940,000	4,026,886
Grand City Properties SA 1.5% (b)(c)(d)	EUR	4,000,000	4,592,101
TOTAL REAL ESTATE			8,618,987
TOTAL GERMANY			18,699,433
SWEDEN - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Heimstaden Bostad AB 3.625% (b)(c)(d)	EUR	5,225,000	6,001,725
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(d)(e)(f)	EUR	647,000	502,811

TOTAL SWEDEN			6,504,536
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(d)(e)(f)(g)		611,000	146,640
UNITED KINGDOM - 0.2%
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 7.853% (b)(c)(d)	GBP	3,430,000	3,031,566
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(c)(d)	GBP	337,000	461,548
TOTAL UNITED KINGDOM			3,493,114
TOTAL PREFERRED SECURITIES (Cost $30,781,249)			33,897,058

U.S. Treasury Obligations - 21.5%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	4.96	2,322,000	1,321,998
US Treasury Bonds 3.25% 5/15/2042	4.15	580,200	478,076
US Treasury Bonds 3.875% 8/15/2040	4.60	4,800,000	4,399,500
US Treasury Bonds 4% 11/15/2042 (k)	3.89 to 4.17	6,000,000	5,429,297
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.75	3,925,000	3,561,018
US Treasury Bonds 4.5% 11/15/2054	4.61	9,500,000	8,875,078
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.83	6,500,000	6,215,879
US Treasury Bonds 4.625% 11/15/2044	4.86	1,130,000	1,093,407
US Treasury Bonds 4.625% 11/15/2045	4.61 to 4.80	29,030,000	28,000,342
US Treasury Bonds 4.625% 2/15/2040	4.81	1,073,000	1,072,246
US Treasury Bonds 4.625% 2/15/2046	4.63 to 4.75	3,518,000	3,391,572
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	2,620,000	2,540,888
US Treasury Bonds 5% 5/15/2045	4.69 to 4.98	38,065,000	38,560,142
US Treasury Bonds 6.25% 5/15/2030 (l)	3.41 to 4.46	18,050,000	19,645,592
US Treasury Notes 1% 7/31/2028	4.19	15,000,000	14,066,016
US Treasury Notes 3.5% 2/15/2033	4.32	200,000	192,437
US Treasury Notes 3.625% 9/30/2031	4.01 to 4.23	3,192,000	3,131,527
US Treasury Notes 3.75% 11/30/2032	3.91	9,000,000	8,808,398
US Treasury Notes 3.75% 12/31/2028	4.03	700,000	698,604
US Treasury Notes 3.75% 2/28/2033	3.72	3,430,000	3,351,753
US Treasury Notes 3.75% 8/31/2031	3.64	3,300,000	3,259,008
US Treasury Notes 3.875% 12/31/2032	4.05	13,500,000	13,304,355
US Treasury Notes 3.875% 4/30/2030	3.92	18,927,000	18,906,299
US Treasury Notes 3.875% 8/31/2032	3.87	7,400,000	7,307,211
US Treasury Notes 3.875% 9/30/2032	3.77	10,000,000	9,869,531
US Treasury Notes 4% 1/31/2033	3.79	1,000,000	992,344
US Treasury Notes 4% 2/15/2034	4.19 to 4.50	3,500,000	3,452,422
US Treasury Notes 4% 3/31/2030	4.01	8,470,000	8,500,439
US Treasury Notes 4% 4/30/2032	4.06 to 4.29	28,900,000	28,792,754
US Treasury Notes 4% 6/30/2032	4.04	5,225,000	5,201,120
US Treasury Notes 4% 7/31/2032	4.01	1,260,000	1,253,651
US Treasury Notes 4.125% 10/31/2031	4.34 to 4.41	48,000,000	48,251,250
US Treasury Notes 4.125% 2/28/2027	4.01	4,400,000	4,414,369
US Treasury Notes 4.125% 2/29/2032	4.20	10,550,000	10,589,150
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.04	17,510,000	17,571,559
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	20,735,000	20,791,327
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,200,000	1,207,687
US Treasury Notes 4.25% 2/28/2029	4.19 to 4.30	6,420,000	6,493,730
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	39,970,000	39,863,830
US Treasury Notes 4.25% 8/15/2035	4.29	2,340,000	2,331,225
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	3,700,000	3,751,164
US Treasury Notes 4.375% 12/31/2029	4.39	3,200,000	3,254,125
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	4,250,000	4,337,988
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	8,740,000	8,966,694
US Treasury Notes 4.625% 4/30/2029	4.40 to 4.72	12,350,000	12,629,805
US Treasury Notes 4.75% 2/15/2045	4.51 to 4.86	8,930,000	8,774,423
TOTAL U.S. TREASURY OBLIGATIONS (Cost $450,125,518)			448,901,230

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $79,075,744)	3.69	79,059,932	79,075,744

TOTAL INVESTMENT IN SECURITIES - 96.2% (Cost $2,001,759,648)	2,006,431,029
NET OTHER ASSETS (LIABILITIES) - 3.8%	78,412,112
NET ASSETS - 100.0%	2,084,843,141

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	248	6/2026	28,132,500	(376,779)
CBOT 5Y US Treasury Notes Contracts (United States)	273	6/2026	29,530,922	(210,630)
CBOT US Treasury Long Bond Contracts (United States)	209	6/2026	23,741,094	(775,435)
Eurex Deutschland German Federal Republic Contracts (Germany)	65	6/2026	9,420,582	7,457
Eurex Deutschland German Federal Republic Contracts (Germany)	100	6/2026	13,341,977	3,382

TOTAL LONG				(1,352,005)

SHORT

Interest Rate Contracts
ICE Long GILT Futures (United Kingdom)	(221)	6/2026	(25,679,945)	1,332,942

TOTAL FUTURES CONTRACTS				(19,063)
The notional amount of long futures as a percentage of Net Assets is 4.9%.
The notional amount of short futures as a percentage of Net Assets is 1.2%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	2,960,000	USD	2,127,655	JPMorgan Chase Bank NA	4/2026	157
CAD	1,869,000	USD	1,340,169	Goldman Sachs Bank USA	4/2026	4,672
EUR	21,981,000	USD	25,358,864	BNP Paribas SA	4/2026	76,253
EUR	2,603,000	USD	3,077,613	JPMorgan Chase Bank NA	4/2026	(65,575)
EUR	1,423,000	USD	1,686,842	JPMorgan Chase Bank NA	4/2026	(40,231)
EUR	4,751,000	USD	5,504,802	JPMorgan Chase Bank NA	4/2026	(7,225)
GBP	3,629,000	USD	4,902,347	BNP Paribas SA	4/2026	(99,143)
GBP	1,333,000	USD	1,795,175	Goldman Sachs Bank USA	4/2026	(30,868)
GBP	800,000	USD	1,071,163	JPMorgan Chase Bank NA	4/2026	(12,314)
GBP	3,640,000	USD	4,804,855	JPMorgan Chase Bank NA	4/2026	12,907
GBP	1,452,000	USD	1,937,571	JPMorgan Chase Bank NA	4/2026	(15,761)
GBP	1,427,000	USD	1,909,281	JPMorgan Chase Bank NA	4/2026	(20,559)
JPY	1,681,750,000	USD	10,703,199	JPMorgan Chase Bank NA	4/2026	(83,284)
USD	2,018,028	AUD	2,833,000	BNP Paribas SA	4/2026	63,938
USD	574,670	AUD	820,000	Brown Brothers Harriman & Co.	4/2026	9,067
USD	23,257,466	AUD	33,375,000	JPMorgan Chase Bank NA	4/2026	236,723
USD	5,394,658	CAD	7,339,000	BNP Paribas SA	4/2026	113,871
USD	77,329,073	CAD	104,801,000	Bank of America NA	4/2026	1,919,377
USD	2,134,752	CAD	2,967,000	JPMorgan Chase Bank NA	4/2026	(156)
USD	11,006,968	EUR	9,603,000	BNP Paribas SA	4/2026	(105,057)
USD	2,014,104	EUR	1,700,000	BNP Paribas SA	4/2026	46,964
USD	3,783,737	EUR	3,231,000	BNP Paribas SA	4/2026	45,014
USD	892,317,025	EUR	742,966,000	BNP Paribas SA	4/2026	32,600,572
USD	572,221	EUR	485,000	Bank of America NA	4/2026	11,008
USD	2,918,301	EUR	2,436,000	Citibank NA	4/2026	99,505
USD	9,443,030	EUR	7,973,000	Goldman Sachs Bank USA	4/2026	217,144
USD	7,105,473	EUR	6,151,000	JPMorgan Chase Bank NA	4/2026	(12,102)
USD	5,257,165	EUR	4,406,000	JPMorgan Chase Bank NA	4/2026	158,802
USD	9,468,737	EUR	8,003,000	JPMorgan Chase Bank NA	4/2026	208,138
USD	11,015,472	EUR	9,438,000	JPMorgan Chase Bank NA	4/2026	94,375
USD	3,616,672	EUR	3,050,000	State Street Bank & Trust Co	4/2026	87,392
USD	11,749,937	EUR	9,911,000	State Street Bank & Trust Co	4/2026	281,512
USD	76,673	GBP	57,000	BNP Paribas SA	4/2026	1,230
USD	719,941	GBP	532,000	BNP Paribas SA	4/2026	15,807
USD	676,891	GBP	508,000	Citibank NA	4/2026	4,522
USD	5,053,493	GBP	3,708,000	Citibank NA	4/2026	145,728
USD	241,938,331	GBP	175,803,000	Goldman Sachs Bank USA	4/2026	9,252,311
USD	203,024	GBP	150,000	JPMorgan Chase Bank NA	4/2026	4,490
USD	158,914	GBP	119,000	JPMorgan Chase Bank NA	4/2026	1,410
USD	1,609,997	GBP	1,204,000	JPMorgan Chase Bank NA	4/2026	16,429
USD	7,562,930	GBP	5,539,000	JPMorgan Chase Bank NA	4/2026	231,724
USD	116,871	GBP	88,000	JPMorgan Chase Bank NA	4/2026	398
USD	6,997,548	JPY	1,063,700,000	BNP Paribas SA	4/2026	280,495
USD	10,423,186	JPY	1,662,750,000	JPMorgan Chase Bank NA	4/2026	(76,748)
USD	8,430,697	JPY	1,338,350,000	JPMorgan Chase Bank NA	4/2026	(20,716)
USD	67,593,247	JPY	10,276,100,000	Royal Bank of Canada	4/2026	2,701,731
USD	2,167,851	JPY	343,450,000	Royal Bank of Canada	4/2026	(967)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						48,352,960
Unrealized Appreciation						48,943,666
Unrealized Depreciation						(590,706)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Aviva PLC 6.125% 11/14/2036	12/2030	Citibank NA	(1%)	Quarterly	EUR	8,250,000	67,025	2,114	69,139
Heidelberg Materials AG 3.75% 5/31/2032	12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	10,670,000	(2,253,524)	2,329,393	75,869
Allianz SE 2.121% 7/8/2050	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	13,550,000	36,036	143,062	179,098
BMW Finance NV 0.75% 7/13/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,250,000	(89,271)	81,502	(7,769)
Intesa Sanpaolo SpA 6.184% 2/20/2034	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,850,000	11,426	941	12,367
Deutsche Bank AG 5.625% 5/19/2031	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,400,000	35,041	(24,289)	10,752
Societe Generale SA 5.25% 9/6/2032	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,800,000	20,613	(21,799)	(1,186)
Generali 4.125% 5/4/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,100,000	7,254	4,277	11,531
UniCredit SpA 5.375% 4/16/2034	12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	900,000	10,578	(5,471)	5,107
UniCredit SpA 5.375% 4/16/2034	12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	9,250,000	108,716	(54,140)	54,576
Societe Generale SA 5.25% 9/6/2032	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	6,900,000	79,018	(89,152)	(10,134)
Deutsche Bank AG 5.625% 5/19/2031	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	7,050,000	176,455	(114,654)	61,801
Generali 4.125% 5/4/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	9,400,000	66,278	24,168	90,446
Intesa Sanpaolo SpA 6.184% 2/20/2034	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	7,850,000	48,482	16,142	64,624
BMW Finance NV 0.75% 7/13/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	14,650,000	(307,724)	333,621	25,897
BMW Finance NV 0.75% 7/13/2026	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	7,200,000	(142,796)	201,540	58,744
Generali 4.125% 5/4/2026	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,600,000	49,975	8,236	58,211
Deutsche Bank AG 5.625% 5/19/2031	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,300,000	114,986	(41,172)	73,814
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,315,000	70,889	9,117	80,006
UniCredit SpA 5.375% 4/16/2034	6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	3,500,000	69,465	(9,980)	59,485
Societe Generale SA 5.25% 9/6/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,650,000	89,775	(15,905)	73,870
Allianz SE 3.099% 7/6/2047	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,100,000	35,655	49,523	85,178
Heidelberg Materials AG 3.75% 5/31/2032	6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	4,650,000	(1,054,108)	1,154,728	100,620

TOTAL CREDIT DEFAULT SWAPS							(2,749,756)	3,981,802	1,232,046

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,039,113,269 or 49.8% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,943,086 or 6.4% of net assets.

(i)	Zero coupon bond which is issued at a discount.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,341,837.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $860,923.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	80,924,440	206,815,316	208,664,012	890,032	(322)	322	79,075,744	79,059,932	0.1%
Total	80,924,440	206,815,316	208,664,012	890,032	(322)	322	79,075,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.